Employee Compensation - Share-Based Compensation (Tables)	12 Months Ended
Oct. 31, 2020
Text Block [Abstract]
Summary of Information about our Stock Option Plan
The following table summarizes information about our Stock Option Plan:

(Canadian $, except as noted)		2020		2019		2018
	Number of stock options	Weighted- average exercise price (1)	Number of stock options	Weighted- average exercise price (1)	Number of stock options	Weighted- average exercise price (1)
Outstanding at beginning of year	6,108,307	76.59	6,095,201	72.19	7,525,296	72.05
Granted	976,087	101.47	931,047	89.90	705,398	100.63
Exercised	563,613	61.89	902,651	60.21	1,513,307	58.40
Forfeited/cancelled	34,052	97.10	4,756	98.96	152,417	86.85
Expired	40,619	82.78	10,534	103.79	469,769	153.40
Outstanding at end of year	6,446,110	81.50	6,108,307	76.59	6,095,201	72.19
Exercisable at end of year	3,595,744	69.16	3,507,803	64.57	3,782,481	61.39
Available for grant	13,575,259		2,487,645		3,405,239

(1)
The weighted-average exercise prices reflect the conversion of foreign currency denominated options at the exchange rate as at October 31, 2020, October 31, 2019 and October 31, 2018, respectively. For foreign currency denominated options exercised or expired during the year, the weighted-average exercise prices are translated using the exchange rates as at the settlement date and expiry date
,
respectively.

Summary of Options Outstanding and Exercisable by Range of Exercise Price
Options outstanding and exercisable at October 31, 2020 by range of exercise price were as follows:

(Canadian $, except as noted)						2020
		Options outstanding			Options exercisable
Range of exercise prices	Number of stock options	Weighted- average remaining contractual life (years)	Weighted-average exercise price	Number of stock options	Weighted- average remaining contractual life (years)	Weighted-average exercise price
$50.01 to $60.00	866,275	0.9	56.37	866,275	0.9	56.37
$60.01 to $70.00	1,394,952	2.6	64.53	1,394,952	2.6	64.53
$70.01 to $80.00	1,009,522	4.7	77.57	1,009,522	4.7	77.57
$80.01 to $90.00	909,310	8.1	89.90	–	–	–
$90.01 and over	2,266,051	7.7	99.93	324,995	6.1	96.94

Summary of Further Information about our Stock Option Plan
The following table summarizes additional information about our Stock Option Plan:

(Canadian $ in millions, except as noted)	2020	2019	2018
Unrecognized compensation cost for non-vested stock option awards	7	6	5
Total intrinsic value of stock options exercised	18	36	67
Cash proceeds from stock options exercised	35	54	88
Weighted-average share price for stock options exercised (in dollars)	94.44	99.84	102.55

Summary of Ranges of Values used for each Option Pricing Assumption
To determine the fair value of the stock option tranches on the grant date, the following ranges of values were used for each option pricing assumption:

	2020	2019	2018
Expected dividend yield	4.3%	5.7%	4.1%
Expected share price volatility	15.4%	20.0% – 20.1%	17.0% – 17.3%
Risk-free rate of return	1.9% – 2.0%	2.5%	2.1%
Expected period until exercise (in years)	6.5 – 7.0	6.5 – 7.0	6.5 – 7.0